INTANGIBLE ASSETS	12 Months Ended
Mar. 31, 2021
INTANGIBLE ASSETS
INTANGIBLE ASSETS

11.INTANGIBLE ASSETS

(a)Intangible assets

	As at March 31, 2021				As at March 31, 2020
		Accumulated				Accumulated
	Cost	Amortization	Impairment	NBV	Cost	Amortization	NBV
Technology[1]	$122,763	$(70,655)	$(1,116)	$50,992	$121,382	$(61,531)	$59,851
Brand[2]	32,459	(700)	(13,864)	17,895	36,235	(400)	35,835
Others [3]	55,610	(53,774)	—	1,836	65,800	(63,220)	2,580
Total	$210,832	$(125,129)	$(14,980)	$70,723	$223,417	$(125,151)	$98,266

[1] Technology includes work in progress IT projects of $5.2 million which are not being amortized until completion.

[2] This includes a net amount of $16.5 million with an indefinite life.

[3] This includes sales networks and customer relationships.

The capitalized internally developed costs relate to the development of new customer billing and analysis software solutions for the different energy markets of Just Energy. All research costs and development costs not eligible for capitalization have been expensed and are recognized in administrative expenses.

(b)Impairment testing of goodwill and intangible assets with indefinite lives

Goodwill acquired through business combinations and intangible assets with indefinite lives have been allocated to one of two operating segments. These segments are Mass Market and Commercial.

Goodwill and Indefinite Life Intangibles

Goodwill is tested annually for impairment at the level of the two operating segments at which the Company’s operations are monitored by the chief operational decision maker. The segments are identified in Note 27. Goodwill is also tested for impairment whenever events or circumstances occur which could potentially reduce the recoverable amount of one or more of the segments below its carrying value. For the year ended March 31, 2021, an impairment loss was recognized for the full remaining balance of the goodwill of the Commercial segment in the amount of $100.0 million (2020 – $92.0 million) as the carrying value exceeded the recoverable amount. An impairment was also recognized in the amount of $14.0 million for the full remaining balance of the Commercial brand. The impairment amount was included on the Consolidated Statements of Loss. An impairment loss was not recognized for the Mass Market segment as its recoverable value exceeded its carrying value.

The recoverable amount for purposes of impairment testing for the Commercial segment represented the estimated value-in-use. The value-in-use was calculated using the present value of estimated future cash flows applying an appropriate risk-adjusted rate to internal operating forecasts. Management believes that the forecasted cash flows generated based on operating forecasts is the appropriate basis upon which to assess goodwill and individual assets for impairment. The value-in-use calculation has been prepared solely for the purposes of determining whether the goodwill balance was impaired. Estimated future cash flows were prepared based on certain assumptions prevailing at the time of the test. The actual outcomes may differ from the assumptions made.

The period included in the estimated future cash flows for the Commercial segment include five years of the operating plans plus an estimated terminal value beyond the five years driven by historical and forecasted trends. Discount rates were derived using a capital asset pricing model and by analyzing published rates for industries relevant to the Company’s reporting units to estimate the cost of financing. A discount rate of 12.5% was used to determine the estimated value-in-use. The key assumptions used in determining the value-in-use of the Commercial segment include historical attrition and renewal. Sensitivities to the discount rate and key assumptions did not have a significant impact on the results of impairment test.

The underlying growth rate is driven by sales forecast, consistent with recent historical performance and taking into considerations sales channels and strategies in place today. Customer acquisition costs included in the forecast are consistent with current trends considering today’s competitive environment. Cost to operate represents management’s best estimate of future cost to operate. Sensitivities to different variables have been estimated using certain simplifying assumptions and did not have a material impact on the results of the impairment test.

Intangibles

Impairment losses were recognized on definite-lived intangible assets for certain technology projects in the amount of $1.1 million. The impairment amount is included in the Consolidated Statements of Loss. The impairment on certain technology projects were recorded to the Mass Market segment. Intangible assets are reviewed annually for any indicators of impairment. Indicators of impairment were evident for the specific IT projects given the use of the software.

In 2020, impairment losses were recognized on definite-lived intangible assets for Filter Group Inc., EdgePower Inc. and certain technology projects in the amounts of $8.5 million, $14.7 million and $3.9 million, respectively. The impairment amounts were included in the Consolidated Statements of Loss for that period.